Accrued warranty cost (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accrued warranty cost
Beginning balance	31,277	5,931	5,185
Warranty provision	47,474	25,346	746
Ending balance	78,751	31,277	5,931